SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Computers and software | Minimum
Accounting Policies [Line Items]
Depreciation as a percentage of estimated useful lives	3 years
Computers and software | Maximum
Accounting Policies [Line Items]
Depreciation as a percentage of estimated useful lives	7 years
Furniture and fixtures | Minimum
Accounting Policies [Line Items]
Depreciation as a percentage of estimated useful lives	5 years
Furniture and fixtures | Maximum
Accounting Policies [Line Items]
Depreciation as a percentage of estimated useful lives	17 years
Machinery and equipment | Minimum
Accounting Policies [Line Items]
Depreciation as a percentage of estimated useful lives	4 years
Machinery and equipment | Maximum
Accounting Policies [Line Items]
Depreciation as a percentage of estimated useful lives	7 years
Vehicles | Minimum
Accounting Policies [Line Items]
Depreciation as a percentage of estimated useful lives	3 years
Vehicles | Maximum
Accounting Policies [Line Items]
Depreciation as a percentage of estimated useful lives	7 years